THE ADVISORS’ INNER CIRCLE FUND

Westwood SMidCap Fund

Westwood SMidCap Plus Fund (the “Funds”)

Supplement dated September 18, 2018 to:

•	the Westwood SMidCap Fund’s Institutional Shares Summary Prospectus, dated March 1, 2018 (the “SMidCap Summary Prospectus”);

•	the Westwood SMidCap Plus Fund’s Institutional Shares Summary Prospectus, dated March 1, 2018 (the “SMidCap Plus Summary Prospectus” and, together with the SMidCap Summary Prospectus, the “Summary Prospectuses”);

•	the Funds’ Institutional Shares Prospectus, dated March 1, 2018, as supplemented (the “Prospectus”); and

•	the Funds’ Statement of Additional Information, dated March 1, 2018, as supplemented (the “SAI”).

This Supplement provides new and additional information beyond that contained in the Summary Prospectuses, Prospectus and SAI, and should be read in conjunction with the Summary Prospectuses, Prospectus and SAI.

Mr. William Costello, CFA, has replaced Ms. Susan Schmidt, CFA, as a portfolio manager of the Funds. Accordingly, the Summary Prospectuses, Prospectus and SAI are hereby amended and supplemented as follows:

1.	In the “Portfolio Managers” sections of the Summary Prospectuses, and the corresponding sections of the Prospectus, the disclosure relating to Ms. Schmidt is hereby deleted and replaced with the following:

Mr. William Costello, CFA, Senior Vice President, Senior Research Analyst, has managed the Fund since 2018.

2.	In the “Portfolio Managers” section of the Prospectus, the paragraph relating to Mr. Costello is hereby deleted and replaced with the following:

Mr. William E. Costello, CFA, has served as Senior Vice President, Senior Research Analyst since joining the Adviser in July 2010. He has served on the portfolio team for the Westwood SmallCap Fund since 2010 and has served on the portfolio team for the Westwood SMidCap Fund and the Westwood SMidCap Plus Fund since 2018. Prior to joining the Adviser, Mr. Costello was a Portfolio Manager and Director of Research at the Boston Company, where he worked from 1997 to 2009, and he worked at Delphi Management as a generalist equity analyst from 1992 until 1997. He participates in the investment decision process. He has authority to direct trading activity for the Funds and is also responsible for representing the Funds to investors. Mr. Costello has more than 30 years of investment experience.

3.	All other references to Ms. Schmidt are hereby deleted.

Please retain this supplement for future reference.

WHG-SK-052-0100